SUBSEQUENT EVENTS (Details) - USD ($)		9 Months Ended	12 Months Ended
	Oct. 06, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021
Subsequent Event [Line Items]
Number of shares redeemed		9,038,488
Aggregate amount of redeemed shares		$ 39,999,919
Amount paid from Trust account			$ 3,675,000
LifeSci Acquisition II Corp
Subsequent Event [Line Items]
Amount of remaining balance in Trust account		$ 80,121,806		$ 80,120,809
Merger agreement | Subsequent events
Subsequent Event [Line Items]
Number of shares redeemed	2,299,493
Price per share	$ 10.00
Aggregate amount of redeemed shares	$ 23,003,944
Amount paid from Trust account	$ 23,003,944
Merger agreement | Subsequent events | LifeSci Acquisition II Corp
Subsequent Event [Line Items]
Number of shares redeemed	2,299,493
Price per share	$ 10.00
Aggregate amount of redeemed shares	$ 23,003,944
Amount paid from Trust account	23,003,944
Amount of remaining balance in Trust account	$ 57,100,000